INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of difference between income taxes at effective statutory rate and provision for income taxes
Schedule of difference between income taxes at effective statutory rate and provision for income taxes
	Years Ended December 31,
	2022	2021
Income tax benefit at U.S. statutory rate of 21%	$(1,441,624)	$(1,261,869)
State income taxes	(247,135)	(216,321)
Non-deductible expenses	201,521	64,553
Change in valuation allowance	1,487,238	1,413,637
Total provision for income tax	$—	$—

Schedule of net deferred tax assets
Schedule of net deferred tax assets
	December 31,
	2022	2021
Deferred Tax Asset (Liability):
Net operating loss carryforward	$9,772,854	$8,247,427
Intangible assets	(32,656)	5,553
	9,740,198	8,252,960
Valuation allowance	(9,740,198)	(8,252,960)
Net deferred tax assets	$—	$—